Long-term Debt (Parenthetical) (Detail) - USD ($) $ in Millions	Jun. 30, 2015	Feb. 28, 2015	Jun. 30, 2014
Debt Instrument [Line Items]
Face Value	$ 30,463		$ 20,745
USD Debt Issued in Period
Debt Instrument [Line Items]
Face Value		$ 10,800